RESEARCH, DEVELOPMENT AND ENGINEERING - Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations, Disposed of by Means Other than Sale
Discontinued Operations
RD&E expense included in discontinued operations	$ 1	$ 197	$ 368